ACCOUNTS RECEIVABLE (Tables)	3 Months Ended
Mar. 31, 2025
Accounts Receivable
SCHEDULE OF ACCOUNTS RECEIVABLE
	March 31, 2025	December 31, 2024
Trades receivables	$117,002	$113,422
Income tax advances	36,508	66,444
Interest receivable	35,234	134,823
Due from shareholders	961	1,025
	$189,705	$315,714